UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21947

                           OLD FIELD MASTER FUND, LLC
               (Exact name of registrant as specified in charter)
                                    --------


                          733 Third Avenue, 11th Floor
                               New York, NY 10017
               (Address of principal executive offices) (Zip code)

                              Thomas J. Modzelewski
                          733 Third Avenue, 11th Floor
                               New York, NY 10017
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-212-532-3651

                        DATE OF FISCAL YEAR END: MARCH 31

                     DATE OF REPORTING PERIOD: JUNE 30, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS




OLD FIELD MASTER FUND, LLC


QUARTERLY REPORT (UNAUDITED)
JUNE 30, 2007

OLD FIELD MASTER FUND, LLC


SCHEDULE OF INVESTMENTS IN INVESTMENT FUNDS
6/30/2007 (UNAUDITED)

                                                             FIRST                                  PERCENTAGE
                                                          ACQUISITION                               OF MEMBERS'
                                                              DATE         COST        FAIR VALUE     EQUITY*      LIQUIDITY**
--------------------------------------------------------------------------------------------------------------------------------
CREDIT:
Anchorage Crossover Credit Offshore Fund, Ltd.              2/1/2007    $ 1,950,000   $ 2,020,161       4.97%      Quarterly
Arx Global High Yield Securities Overseas Fund, Ltd.        2/1/2007      1,650,000     1,726,295       4.25%    Semi-annually
Latigo Offshore Fund, Ltd.                                  2/1/2007      1,700,000     1,728,590       4.25%      Quarterly
                                                                      ----------------------------------------
          TOTAL CREDIT                                                    5,300,000     5,475,046      13.47%
                                                                      ----------------------------------------

DISTRESSED:
GK Debt Opportunity International, Ltd.                     2/1/2007      1,262,500     1,308,922       3.22%      Quarterly
                                                                      ----------------------------------------

EVENT DRIVEN:
CSO Ltd.                                                    2/1/2007      1,400,000     1,501,402       3.70%      Quarterly
Montrica Global Opportunities Fund                          2/1/2007      1,100,000     1,155,689       2.84%      Quarterly
Perry Partners International, Inc.                          5/1/2007      2,000,000     2,044,210       5.03%      Annually
Wexford Offshore Credit Opportunities Fund, Ltd.            2/1/2007        787,500       824,748       2.03%      Quarterly
                                                                      ----------------------------------------
          TOTAL EVENT DRIVEN                                              5,287,500     5,526,049      13.60%
                                                                      ----------------------------------------

FIXED INCOME RELATIVE VALUE:
Cura Fixed Income Arbitrage Fund, Ltd.                      2/1/2007      1,400,000     1,422,447       3.50%      Quarterly
The Drake Absolute Return Fund, Ltd.                        2/1/2007        975,000     1,008,345       2.48%      Quarterly
                                                                      ----------------------------------------
          TOTAL FIXED INCOME RELATIVE VALUE                               2,375,000     2,430,792       5.98%
                                                                      ----------------------------------------

FUNDAMENTAL MARKET NEUTRAL:
O'Connor Global Fundamental Long / Short Limited            4/1/2007      1,500,000     1,533,604       3.77%       Monthly
                                                                      ----------------------------------------

LONG/SHORT EQUITY:
Alson Signature Fund Offshore, Ltd.                         2/1/2007        650,000       681,881       1.68%      Quarterly
Criterion Capital Partners, Ltd.                            2/1/2007        650 000       694,167       1.71%       Monthly
Dirigo, Ltd.                                                2/1/2007        700,000       726,381       1.79%      Quarterly
Elm Ridge Value Partners Offshore Fund, Inc.                5/1/2007        700,000       704,552       1.73%      Quarterly
Ivory Offshore Flagship Fund, Ltd.                          2/1/2007        700,000       718,379       1.77%      Quarterly
Savannah-Baltimore Offshore, Ltd.                           2/1/2007        850,000       855,639       2.10%      Quarterly
                                                                      ----------------------------------------
          TOTAL LONG/SHORT EQUITY                                         4,250,000     4,380,999      10.78%
                                                                      ----------------------------------------

MACRO:
AQR Absolute Return Offshore Fund, Ltd.                     2/1/2007      1,050,000     1,108,313       2.72%      Quarterly
Bridgewater Pure Alpha Fund I                               2/1/2007      1,050,000     1,077,466       2.65%       Monthly
Goldman Sachs Global Alpha Lower Volatility Fund, PLC       2/1/2007      1,000,000       969,321       2.39%      Quarterly
                                                                      ----------------------------------------
          TOTAL MACRO                                                     3,100,000     3,155,100       7.76%
                                                                      ----------------------------------------

MULTI-STRATEGY RELATIVE VALUE:
Citadel Kensington Global Strategies Fund, Ltd.             2/1/2007      1,750,000     2,021,770       4.98%      Quarterly
Linden International, Ltd.                                  2/1/2007      1,400,000     1,463,682       3.60%      Quarterly
Redbrick Capital Offshore Fund, Ltd.                        2/1/2007      1,225,000     1,259,946       3.10%      Quarterly
Sandelman Partners Multi-Strategy Fund, Ltd.                2/1/2007      1,950,000     2,059,631       5.07%      Quarterly
Tempo Fund, Ltd.                                            2/1/2007      1,750,000     1,797,555       4.42%      Quarterly
                                                                      ----------------------------------------
          TOTAL MULTI-STRATEGY RELATIVE VALUE                             8,075,000     8,602,584      21.17%
                                                                      ----------------------------------------

STRUCTURED CREDIT:
CPIM Structured Credit Fund 1000 Inc.                       2/1/2007      1,400,000     1,390,448       3.42%      Quarterly
Dune Capital International, Ltd.                            2/1/2007      2,000,000     2,017,188       4.96%      Annually
GoldenTree Capital Solutions Offshore Fund                  4/1/2007      1,650,000     1,673,402       4.12%      Annually
Petra Offshore Fund L.P.                                    2/1/2007      1,400,000     1,484,434       3.65%      Quarterly
                                                                      ----------------------------------------
          TOTAL STRUCTURED CREDIT                                         6,450,000     6,565,472      16.15%
                                                                      ----------------------------------------
          TOTAL INVESTMENTS IN INVESTMENT FUNDS                         $37,600,000   $38,978,568      95.90%
                                                                      ========================================

OLD FIELD MASTER FUND, LLC


SCHEDULE OF INVESTMENTS IN INVESTMENT FUNDS (CONCLUDED)
6/30/2007 (UNAUDITED)



* Percentages are based on members' equity at end of period of $40,644,104. ** Available frequency of redemptions after initial lock-up period.

At June 30, 2007, the aggregate cost of investments for tax purposes was $37,600,000. Net unrealized appreciation on investments for tax purposes was $1,378,568 consisting of $1,418,799 of gross unrealized appreciation and $(40,231) of gross unrealized depreciation.





FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.   EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  Old Field Master Fund, LLC


By (Signature and Title)*     /s/ John T. Moore
                              --------------------------------------------------
                              John T. Moore, President

Date: August 23, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*     /s/ John T. Moore
                              --------------------------------------------------
                              John T. Moore, Principal Executive Officer

Date: August 23, 2007



By (Signature and Title)*     /s/ Thomas J. Modzelewski
                              --------------------------------------------------
                              Thomas J. Modzelewski, Principal Financial Officer

Date: August 23, 2007

* Print the name and title of each signing officer under his or her signature.